COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future noncancelable minimum lease payments

Scheduled future noncancelable minimum lease payments at December 31, 2013, are as follows (in thousands):

Years Ending December 31
2014	$437
2015	476
2016	503
2017	503
2018	503
Thereafter	129,031

Total	$131,453